January 18, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   WisdomTree Trust (the “Trust”) (File No. 333-132380)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify the following:

a.      the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 142 to the Trust’s registration statement on Form N-1A (“PEA No. 142”); and

b.      the text of PEA No. 142 was filed with the Commission via EDGAR on December 28, 2012 and, pursuant to rule 485(b), became effective on January 1, 2013.

Please do not hesitate to contact the undersigned at 202.373.6799 with any comments or questions you might have.

Very truly yours,

/s/ W. John McGuire

W. John McGuire